CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - shares	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Number of Common Stock Acquired	92,232
Number Of Warrants Cancelled	16,000
Non-cash acquisition of common shares		20,000,000